SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment results
Schedule of operations by reportable segment

	Reportable Segments
						Consolidation and Eliminations
(in millions)	Chartis	SunAmerica	Aircraft Leasing	Other Operations	Total		Consolidated

2011
Total revenues	$40,722	$15,315	$4,457	$4,079	$64,573	$(316)	$64,257
Other-than-temporary impairment charges(a)	274	977	-	29	1,280	-	1,280
Net (gain) loss on sale of properties and divested businesses	-	-	-	74	74	-	74
Interest expense(b)	7	-	1,427	2,490	3,924	(53)	3,871
Depreciation and amortization	4,700	691	1,948	33	7,372	-	7,372
Pre-tax income (loss) from continuing operations	1,820	2,956	(1,005)	(4,703)	(932)	31	(901)
Capital expenditures	234	75	604	655	1,568	-	1,568
Year-end identifiable assets	176,894	267,500	39,038	185,989	669,421	(117,061)	552,360

2010
Total revenues	$37,207	$14,747	$4,718	$21,405	$78,077	$(540)	$77,537
Other-than-temporary impairment charges(a)	577	1,958	-	504	3,039	-	3,039
Net (gain) loss on sale of properties and divested businesses	(669)	-	-	(18,897)	(19,566)	-	(19,566)
Interest expense(b)	1	-	1,397	6,881	8,279	(298)	7,981
Depreciation and amortization	4,422	622	2,035	933	8,012	-	8,012
Pre-tax income (loss) from continuing operations	(93)	2,701	(729)	17,611	19,490	176	19,666
Capital expenditures	213	57	266	620	1,156	-	1,156
Year-end identifiable assets	169,635	258,659	43,158	312,697	784,149	(108,576)	675,573

2009
Total revenues	$35,023	$11,366	$4,992	$25,264	$76,645	$(1,198)	$75,447
Other-than-temporary impairment charges(a)	903	3,821	-	1,972	6,696	-	6,696
Net (gain) loss on sale of properties and divested businesses	-	-	-	1,271	1,271	-	1,271
Interest expense(b)	-	-	1,222	13,305	14,527	(169)	14,358
Depreciation and amortization	4,694	784	2,022	1,712	9,212	-	9,212
Pre-tax income (loss) from continuing operations	35	(1,121)	1,385	(14,257)	(13,958)	(484)	(14,442)
Capital expenditures	191	52	2,587	875	3,705	-	3,705
Year-end identifiable assets	151,685	243,042	45,992	489,631	930,350	(92,004)	838,346

(a)
Included in Total revenues presented above.

(b)
Interest expense for Other operations in 2010 and 2009 includes amortization of prepaid commitment fee asset of $3.5 billion and $8.4 billion, respectively.

Schedule of entity's operations and long-lived assets by major geographic area

	Geographic Area
(in millions)	United States	Asia	Other Foreign	Consolidated

2011
Total revenues(a)	$40,234	$8,119	$15,904	$64,257
Real estate and other fixed assets, net of accumulated depreciation	1,330	591	386	2,307
Flight equipment primarily under operating leases, net of accumulated depreciation(b)	35,539	-	-	35,539

2010
Total revenues(a)	$40,993	$20,411	$16,133	$77,537
Real estate and other fixed assets, net of accumulated depreciation	1,896	557	392	2,845
Flight equipment primarily under operating leases, net of accumulated depreciation(b)	38,510	-	-	38,510

2009
Total revenues(a)	$34,986	$23,183	$17,278	$75,447
Real estate and other fixed assets, net of accumulated depreciation	2,328	1,189	625	4,142
Flight equipment primarily under operating leases, net of accumulated depreciation(b)	44,091	-	-	44,091

(a)
Revenues are generally reported according to the geographic location of the reporting unit.

(b)
ILFC derives more than 94 percent of its lease revenue from non-U.S. carriers.

Chartis
Segment results
Schedule of operations by reportable segment

(in millions)	Commercial Insurance	Consumer Insurance	Other	Total Chartis

2011
Total revenues	$25,113	$14,109	$1,500	$40,722
Claims and claims adjustment expenses incurred	18,850	8,900	199	27,949
Underwriting expenses	5,349	5,253	268	10,870
Pre-tax income (loss) from continuing operations	914	(44)	950	1,820

2010
Total revenues	$24,500	$11,580	$1,127	$37,207
Net (gain) loss on sale of properties and divested businesses	-	-	(669)	(669)
Claims and claims adjustment expenses incurred	18,942	6,745	2,180	27,867
Underwriting expenses	5,261	4,650	191	10,102
Pre-tax income (loss) from continuing operations	297	185	(575)	(93)

2009
Total revenues	$26,633	$9,762	$(1,372)	$35,023
Claims and claims adjustment expenses incurred	18,851	5,384	1,127	25,362
Underwriting expenses	5,251	4,226	149	9,626
Pre-tax income (loss) from continuing operations	2,531	152	(2,648)	35

SunAmerica
Segment results
Schedule of operations by reportable segment

(in millions)	Domestic Life Insurance	Domestic Retirement Services	Total Operating Segments	Consolidation and Eliminations	Total SunAmerica

2011
Total revenues:
Insurance-oriented products	$5,813	$-	$5,813	$-	$5,813
Retirement savings products	2,469	6,006	8,475	-	8,475
Asset management revenues	-	1,027	1,027	-	1,027

Total revenues	8,282	7,033	15,315	-	15,315

Depreciation and amortization	301	390	691	-	691
Pre-tax income from continuing operations	1,387	1,569	2,956	-	2,956
Capital expenditures	42	33	75	-	75
Year-end identifiable assets	109,620	177,377	286,997	(19,497)	267,500

2010
Total revenues:
Insurance-oriented products	$5,992	$-	$5,992	$-	$5,992
Retirement savings products	2,335	6,150	8,485	-	8,485
Asset management revenues	7	263	270	-	270

Total revenues	8,334	6,413	14,747	-	14,747

Depreciation and amortization	433	189	622	-	622
Pre-tax income from continuing operations	1,441	1,260	2,701	-	2,701
Capital expenditures	28	29	57	-	57
Year-end identifiable assets	104,404	174,643	279,047	(20,388)	258,659

2009
Total revenues:
Insurance-oriented products	$5,349	$-	$5,349	$-	$5,349
Retirement savings products	1,993	3,611	5,604	-	5,604
Asset management revenues	17	396	413	-	413

Total revenues	7,359	4,007	11,366	-	11,366

Depreciation and amortization	361	423	784	-	784
Pre-tax income (loss) from continuing operations	616	(1,737)	(1,121)	-	(1,121)
Capital expenditures	17	35	52	-	52
Year-end identifiable assets	99,257	164,214	263,471	(20,429)	243,042

Other Operations
Segment results
Schedule of operations by reportable segment

(in millions)	Mortgage Guaranty	Global Capital Markets	Direct Investment Book	Retained Interests	Corporate & Other	Divested Businesses	Consolidation and Eliminations	Total Other Operations

2011
Total revenues	$944	$266	$1,004	$486	$1,415	$-	$(36)	$4,079
Net (gain) loss on sale of properties and divested businesses	-	-	-	-	74	-	-	74
Interest expense	-	-	367	-	2,143	-	(20)	2,490
Depreciation and amortization	44	-	(218)	-	207	-	-	33
Pre-tax income (loss) from continuing operations	(77)	(7)	622	486	(5,727)	-	-	(4,703)
Capital expenditures	37	-	-	-	618	-	-	655
Year-end identifiable assets	5,393	12,619	31,162	15,086	98,999	-	22,730	185,989

2010
Total revenues	$1,168	$532	$1,499	$1,819	$2,631	$13,811	$(55)	$21,405
Net (gain) loss on sale of properties and divested businesses	-	-	-	-	(18,897)	-	-	(18,897)
Interest expense	-	3	382	-	6,551	4	(59)	6,881
Depreciation and amortization	43	4	(317)	-	342	861	-	933
Pre-tax income (loss) from continuing operations	397	193	1,242	1,819	11,436	2,435	89	17,611
Capital expenditures	10	-	-	-	503	107	-	620
Year-end identifiable assets	6,056	31,038	29,291	23,939	91,155	107,578	23,640	312,697

2009
Total revenues	$1,183	$1,109	$1,950	$419	$3,058	$18,481	$(936)	$25,264
Net (gain) loss on sale of properties and divested businesses	-	-	-	-	1,271	-	-	1,271
Interest expense	-	3	425	-	13,267	19	(409)	13,305
Depreciation and amortization	72	13	(162)	-	615	1,174	-	1,712
Pre-tax income (loss) from continuing operations	(1,686)	603	1,506	419	(16,831)	2,093	(361)	(14,257)
Capital expenditures	5	-	-	-	652	218	-	875
Year-end identifiable assets	7,766	34,047	31,948	4,519	84,657	326,755	(61)	489,631